Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000211011 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000211011 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000211011 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000211011 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000211011 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211011 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211011 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000211011 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000211009 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000211009 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000211009 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000211009 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000211009 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211009 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211009 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000211009 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000235877 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000235877 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000235877 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000235877 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000235877 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000235877 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000235877 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000235877 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223513 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000223513 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000223513 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223513 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000223513 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223513 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223513 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223513 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000234052 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000234052 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000234052 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000234052 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000234052 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234052 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234052 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234052 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000211010 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000211010 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000211010 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000211010 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000211010 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211010 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211010 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000211010 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	9.20%